Consolidated Statements of Convertible Preferred Stock and Stockholders' Deficit (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Series D Convertible Preferred Stock
Issuance of stock, issuance costs	$ 165